Stockholders' Equity (Details Narrative) - USD ($)																																									3 Months Ended		12 Months Ended
	Mar. 02, 2021	Feb. 23, 2021	Feb. 19, 2021	Jan. 12, 2021	Nov. 13, 2020	Nov. 11, 2020	Nov. 06, 2020	Nov. 05, 2020	Nov. 03, 2020	Sep. 30, 2020	Sep. 22, 2020	Sep. 21, 2020	Sep. 17, 2020	Sep. 16, 2020	Sep. 15, 2020	Sep. 14, 2020	Sep. 11, 2020	Sep. 10, 2020	Sep. 08, 2020	Sep. 02, 2020	Sep. 01, 2020	Aug. 26, 2020	Aug. 25, 2020	Jul. 23, 2020	Jul. 08, 2020	Jun. 22, 2020	Apr. 22, 2020	Apr. 17, 2020	Mar. 09, 2020	Feb. 19, 2020	Feb. 18, 2020	Feb. 11, 2020	Feb. 10, 2020	Jan. 31, 2020	Jan. 30, 2020	Aug. 27, 2019	Aug. 19, 2019	Jul. 24, 2019	Mar. 08, 2018	Mar. 28, 2014	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Mar. 05, 2016
Authorized capital																																													220,000,000
Common stock, shares authorized																																						750,000,000			50,000,000		50,000,000	50,000,000	200,000,000
Preferred stock, shares authorized																																						50,000,000			3,333,333		3,333,333	3,333,333	20,000,000
Reverse split																																					reverse split in 1-for-15	1-for-15 reverse split	reversed split for a ratio of 1 for 150	effecting a 1:150 reverse split
Common stock, par value																																						$ 0.0001			$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, par value																																						$ 0.0001			$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares issued																																									0		0	0
Preferred stock, shares outstanding																																									0		0	0
Common stock, shares issued																																									6,177,203		4,080,017	121,216
Common stock, shares outstanding																																									6,177,203		4,080,017	121,216
Shares issued upon conversion																																									4,368,486	7,936,740
Value of shares issued upon conversion																																									$ 1,186,176	$ 793,674
Stock warrants outstanding																																									4,000		4,000
Common Stock [Member]
Reverse split																																				1:15 reverse stock split
Shares issued upon conversion	747,658	401,446		150,000	194,472	100,000	56,700	129,241	30,305	216,199	275,026	28,901	165,985	151,373	67,647	331,472	75,000	572,285	167,998	21,753	191,094	586,000		2,342	1,095	13,437	370	7,046	10,305	4,468	13,192	23,580	25,421	18,147	18,147								3,958,801	58,781
Value of shares issued upon conversion	$ 149,532	$ 80,289		$ 30,000	$ 38,894	$ 20,000	$ 11,340	$ 25,848	$ 6,061	$ 43,240	$ 55,005	$ 5,780	$ 33,197	$ 30,275	$ 13,529	$ 66,294	$ 15,000	$ 114,457	$ 33,600	$ 4,351	$ 38,219	$ 117,200		$ 468	$ 219	$ 2,687	$ 37	$ 705	$ 1,031	$ 446	$ 1,319	$ 2,358	$ 2,542	$ 1,815	$ 1,815
Conversion rate price per shares	$ 0.20	$ 0.20		$ 0.20	$ 0.20	$ 0.20	$ 0.20	$ 0.20	$ 0.20	$ 0.20	$ 0.20	$ 0.20	$ 0.20	$ 0.20	$ 0.20	$ 0.20	$ 0.20	$ 0.20	$ 0.20	$ 0.20	$ 0.20	$ 0.20			$ 0.20	$ 0.20	$ 0.10	$ 0.10	$ 0.10	$ 0.10	$ 0.10	$ 0.10	$ 0.10	$ 0.10	$ 0.10
Common stock shares issued for services		5,000																					5,000
Common stock shares issued for services, value		$ 14,200																					$ 12,550
Common Stock 1 [Member]
Shares issued upon conversion	193,082	600,000
Value of shares issued upon conversion	$ 48,270	$ 150,000
Conversion rate price per shares	$ 0.25	$ 0.25
Preferred Stock Series A [Member]
Preferred stock, shares authorized
Preferred stock, par value																																									$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares issued
Preferred stock, shares outstanding
Preferred Stock Series B [Member]
Preferred stock, shares authorized
Preferred stock, par value																																									0.0001	0.0001	$ 0.0001	0.0001
Preferred stock, shares issued
Preferred stock, shares outstanding
Preferred Stock Series C [Member]
Preferred stock, shares authorized
Preferred stock, par value																																									0.0001	0.0001	$ 0.0001	0.0001
Preferred stock, shares issued
Preferred stock, shares outstanding
Preferred Stock Series D [Member]
Preferred stock, shares authorized
Preferred stock, par value																																									0.0001	0.0001	$ 0.0001	0.0001
Preferred stock, shares issued
Preferred stock, shares outstanding
Preferred Stock Series E [Member]
Preferred stock, shares authorized
Preferred stock, par value																																									0.0001	0.0001	$ 0.0001	0.0001
Preferred stock, shares issued
Preferred stock, shares outstanding
Preferred Stock Series F [Member]
Preferred stock, shares authorized
Preferred stock, par value																																									0.0001	0.0001	$ 0.0001	0.0001
Preferred stock, shares issued
Preferred stock, shares outstanding
Preferred Stock Series G [Member]
Preferred stock, shares authorized
Preferred stock, par value																																									0.0001	0.0001	$ 0.0001	0.0001
Preferred stock, shares issued
Preferred stock, shares outstanding
Preferred Stock Series H [Member]
Preferred stock, shares authorized
Preferred stock, par value																																									0.0001	0.0001	$ 0.0001	0.0001
Preferred stock, shares issued
Preferred stock, shares outstanding
Preferred Stock Series I [Member]
Preferred stock, shares authorized
Preferred stock, par value																																									0.0001	0.0001	$ 0.0001	0.0001
Preferred stock, shares issued
Preferred stock, shares outstanding
Preferred Stock Series J [Member]
Preferred stock, shares authorized
Preferred stock, par value																																									0.0001	0.0001	$ 0.0001	0.0001
Preferred stock, shares issued
Preferred stock, shares outstanding
Preferred Stock Series K [Member]
Preferred stock, shares authorized
Preferred stock, par value																																									0.0001	0.0001	$ 0.0001	0.0001
Preferred stock, shares issued
Preferred stock, shares outstanding
Preferred Stock Series L [Member]
Preferred stock, shares authorized
Preferred stock, par value																																									$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares issued
Preferred stock, shares outstanding
Board of Directors [Member]
Reverse split			no less than 1-for-2 shares of Common Stock, and (ii) no more than 1-for-5 shares of Common Stock, the exact ratio to be determined in the sole discretion of the Board of Directors, at any time before August 31, 2021.
Common stock shares issued outstanding percentage			63.50%
Number of common stock shares owned			2,686,337
Increased Number of Shares [Member]
Authorized capital																																													800,000,000
Common stock, shares authorized																																													750,000,000
Preferred stock, shares authorized																																													50,000,000